Note 4 - Other Investments	12 Months Ended
Mar. 31, 2012
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
4.        OTHER INVESTMENTS

Pursuant to ASC Topic 320, “Investments―Debt and Equity Securities,” all of the Company's marketable equity securities are classified as available-for-sale securities.  Information regarding the securities classified as available-for-sale at March 31, 2011 and 2012 is as follows:

	Thousands of Yen
March 31, 2011	Cost	Unrealized Gains	Unrealized Losses	Fair Value

Available-for-sale—Equity securities	¥490,756	¥299,410	¥49,648	¥740,518

March 31, 2012

Available-for-sale—Equity securities	¥451,404	¥418,195	¥8,685	¥860,914

	Thousands of U.S. Dollars
March 31, 2012	Cost	Unrealized Gains	Unrealized Losses	Fair Value

Available-for-sale—Equity securities	$5,477	$5,075	$105	$10,447

The following table provides the fair value and gross unrealized losses of the Company's investments, which have been deemed to be temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of March 31, 2011 and 2012:

	Thousands of Yen
	Less than 12 Months		12 Months or More		Total
March 31, 2011	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale—Equity securities	¥289,181	¥49,648	—	—	¥289,181	¥49,648

March 31, 2012

Available-for-sale—Equity securities	¥118,055	¥7,628	¥15,288	¥1,057	¥133,343	¥8,685

	Thousands of U.S. Dollars
	Less than 12 Months		12 Months or More		Total
March 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale—Equity securities	$1,433	$92	$186	$13	$1,619	$105

The Company regularly reviews all of the Company's investments to determine if any are other-than-temporarily impaired. The analysis includes reviewing industry analyst reports, sector credit ratings and volatility of the security's market price.

The Company’s unrealized loss on investments in marketable equity securities relates to Japanese companies (10 issuers) in various industries and a foreign Bank listed on Hong Kong securities market. The unrealized losses on these securities were due principally to a broad decline in the stock market. The fair value of each investment is between 0.2% and 21.3% less than its cost. The duration of the unrealized loss position was less than 15 months. The Company evaluated the near-term prospects of the issuer and the analyst reports in relation to the severity and duration of impairment. Based on that evaluation and the Company’s ability and intent to hold the investment for a reasonable period of time sufficient for a recovery of fair value, the Company does not consider the investment to be other-than-temporarily impaired at March 31, 2012.

Proceeds from the sale of available-for-sale securities were ¥123,880 thousand, ¥155,571 thousand and ¥226,346 thousand ($2,747 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively. Gross realized gains of  ¥49,512 thousand , ¥90,700 thousand and ¥9,140 thousand ($111 thousand)  were included in "Other income (expenses)" for the years ended March 31, 2010, 2011 and 2012, respectively, and gross realized losses of ¥12,293 thousand ($149 thousand) were included in "Other income (expenses)" for the year ended March 31, 2012.

The aggregate cost of the Company’s cost method investments totaled ¥2,053,528 thousand and ¥2,077,232 thousand ($25,206 thousand) at March 31, 2011 and 2012, respectively.

Impairment of investments in certain marketable and nonmarketable equity securities, included in "Other income (expenses)" in the Company’s consolidated statements of income, were recognized to reflect the decline in value considered to be other-than-temporary of ¥20,295 thousand and ¥322,501 thousand, respectively, for the year ended March 31, 2010, ¥13,131 thousand and ¥166,698 thousand, respectively, for the year ended March 31, 2011, and ¥87,911 thousand ($1,067 thousand) and ¥71,681 thousand ($870 thousand), respectively, for the year ended March 31, 2012.